CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents [abstract]
Schedule of balances included under cash and cash equivalents

The detail of the balances included under cash and cash equivalents is as follows:

	As of December 31,
	2017	2016
	MCh$	MCh$
Cash and deposits in banks (1)
Cash	254,824	274,570
Deposits in the Central Bank of Chile	53,187	207,483
Deposits in national banks	9,389	2,116
Foreigns deposits	646,630	1,002,968
Subtotal cash and deposits in banks	964,030	1,487,137
Cash in the process of collection, net (5b))	47,521	78,356
Highly liquid financial instruments (2)	35,014	381,009
Investments under agreements to resell (3)	28,524	170,242
Total cash and cash equivalents	1,075,089	2,116,744

(1)    Amount in “Cash,” “Deposits in Central Bank of Chile” and Bank of the Republic of Colombia (included in “Foreign deposits”) are regulatory reserve deposits for which the Bank must maintain a certain monthly average.

(2)    Corresponds to those financial instruments in the trading portfolio and available-for-sale portfolio with maturities that do not exceed three months from their dates of acquisition:

		As of December 31,
		2017	2016
	Notes	MCh$	MCh$
Trading securities	6	19,239	29,472
Financial assets available for sale	11	15,775	351,537
Highly Liquid Financial Instruments		35,014	381,009

(3)    Corresponds to investments under agreements to resell with maturities that do not exceed three months from their dates of acquisition.

		As of December 31,
		2017	2016
	Notes	MCh$	MCh$
Investment under agreement to resell	7a)	28,524	170,242

Schedule of cash in the process of collection

Cash in the process of collection is short-term, amounts in transit of collection.

	As of December 31,
	2017	2016
	MCh$	MCh$
Assets (Cash in the process of collection)
Outstanding notes from other banks	66,996	60,546
Funds receivable	90,021	85,223
Subtotal assets	157,017	145,769
Liabilities (Transaction in the course of payment)
Funds payable	109,496	67,413
Subtotal liabilities	109,496	67,413
Net items in course of collection	47,521	78,356